CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investment securities
Mortgage-backed securities held to maturity, fair value	$ 1,680	$ 2,271
Stockholders' equity
Preferred stock, par value (in dollars per share)	$ 0	$ 0
Preferred stock, authorized (in shares)	2,000,000	2,000,000
Preferred stock, issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common stock, authorized (in shares)	10,000,000	10,000,000
Common stock, issued (in shares)	5,290,000	5,290,000
Common stock, outstanding (in shares)	3,149,239	2,838,493
Common stock, in treasury (in shares)	2,140,761	2,451,507